UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ____________ to

Date of Report (Date of earliest event reported) __

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001760000 (Morgan Stanley Principal Funding, Inc.)

Shamrock Residential 2023-1 DAC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A

Central Index Key Number of underwriter (if applicable): N/A

Ari Kalayjian +44 20 7677 7092

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01. Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosure required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see Exhibit 99.1 for the related information.

EXPLANATORY NOTE

This Form ABS-15G/A amends the Submission Header Information delivered in connection with the Form ABS-15G filed by Shamrock Residential 2023-1 DAC on February 8, 2023 and is being filed solely to replace such Submission Header Information with the Submission Header Information provided in connection with the filing of this Form ABS-15G/A as of the date hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 9, 2023	Morgan Stanley Principal Funding, Inc.
(Depositor)

	By:	/s/ Christopher Schmidt
Name: Christopher Schmidt
Title: Authorized Signatory

EXHIBIT INDEX

Exhibit Number

99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated February 7, 2023, of KPMG LLP